RELATED PARTY TRANSACTIONS - Balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Due from related parties	$ 412	$ 182
Non-current assets
Due from related parties	2	7
Current liabilities
Due to related parties	694	201
Brookfield
Current assets
Due from related parties	13	20
Current liabilities
Due to related parties	18	19
Brookfield Renewable
Current assets
Due from related parties	392	156
Current liabilities
Due to related parties	513	179
Share-settlement liability	158	0
Equity-accounted investments and other
Current assets
Due from related parties	7	6
Non-current assets
Due from related parties	2	7
Current liabilities
Due to related parties	5	3
Non-current liabilities
Due to related parties	1	2
Brookfield, Brookfield Renewable, and Equity-accounted investments and other
Current liabilities
Due to related parties	$ 536	$ 201